S000066849 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.08%	14.26%
MSCI USA Quality GARP Select Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	37.61%	19.12%
iShares MSCI USA Quality GARP ETF
Prospectus [Line Items]
Average Annual Return, Percent		37.31%	18.87%
Performance Inception Date			Jan. 14, 2020
iShares MSCI USA Quality GARP ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		37.18%	18.59%
iShares MSCI USA Quality GARP ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		22.17%	15.29%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Index returns through June 2, 2024 reflect the performance of the Russell US Large Cap Factors Growth Style Index. Index returns beginning on June 3, 2024 reflect the performance of the MSCI USA Quality GARP Select Index, which, effective as of June 3, 2024, replaced the Russell US Large Cap Factors Growth Style Index as the Underlying Index of the Fund.